Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
7. Intangible Assets

		December 31, 2021			December 31, 2020
	Weighted- Average Useful Life Remaining (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
		(in millions)			(in millions)
Agency and carrier relationships	6.9	$13.5	$(1.7)	$11.8	$13.5	$(0.1)	$13.4
State licenses and domain name	Indefinite	10.5	—	10.5	7.1	—	7.1
Customer relationships	3.2	13.7	(6.0)	7.7	13.2	(3.8)	9.4
Developed technology	0.3	3.6	(2.7)	0.9	3.6	(1.4)	2.2
VOBA	0.7	0.1	(0.1)	—	0.1	—	0.1
Other	6.5	2.0	(0.7)	1.3	1.9	(0.2)	1.7

Total intangible assets, net		$43.4	$(11.2)	$32.2	$39.4	$(5.5)	$33.9

Amortization expense related to intangible assets for the years ended December 31, 2021 and 2020 was $5.7 million and $3.7 million, respectively. The amortization expense is included in technology and development expenses for developed technology, sales and marketing expenses for customer relationships, agency relationships, carrier relationships and other. Amortization expense related to value of business acquired (VOBA) is included in general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss.
As of December 31, 2021, the projected annual amortization expense for the Company’s intangible assets for the next five years is as follows (in millions):

Year ending December 31,
2022	$5.2
2023	4.2
2024	4.0
2025	2.4
2026	1.7
Thereafter	4.2

Total	$21.7